Commitments and Contingencies (Details) - Schedule of Capital Commitment Primarily Relate to Investing Activities $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Capital Commitment Primarily Relate to Investing Activities [Abstract]
Less than one year
2-3 years
4-5 years	3,050
More than 5 years
Total	$ 3,050